Restatement Previous Financial Statements	12 Months Ended
Dec. 31, 2015
Restatement Previous Financial Statements [Abstract]
RESTATEMENT PREVIOUS FINANCIAL STATEMENTS

NOTE 3 - RESTATEMENT PREVIOUS FINANCIAL STATEMENTS

The consolidated financial statements as of December 31, 2014 and for the two years in the period then ended, have been restated to reflect correction of errors with respect to: previously unrecognized commissions due to a vendor on revenues that were recognized in 2014, 2013 and 2012; improper allocation and timing of revenue recognition from connection to supportive infrastructure in multiple element sale transactions recognized in 2014, 2013 and 2012, and; previously unrecognized commissions due to a third party on cost of revenues that were recognized in 2014:

Statements of Comprehensive Income (Loss) for the:

	Year ended December 31, 2014
	Previously reported	Adjustments	Restated
	(U.S. dollar in thousands)

Revenues	22,134	(690)	21,444
Cost of revenues	14,654	(686)	13,968
Gross profit	7,480	(4)	7,476
Sales and marketing expenses	2,387	677	3,064
General and administrative expenses	469	-	469
Operating income	4,624	(681)	3,943
Finance income	(269)	-	(269)
Income before income tax	4,893	(681)	4,212
Income tax expenses	1,260	(170)	1,090
Net and comprehensive income	3,633	(511)	3,122

	Year ended December 31, 2013
	Previously reported	Adjustments	Restated
	(U.S. dollar in thousands)

Revenues	5,588	315	5,903
Cost of revenues	4,455	330	4,785
Gross profit	1,133	(15)	1,118
Sales and marketing expenses	665	-	665
General and administrative expenses	419	-	419
Operating income	49	(15)	34
Finance expenses	371	-	371
Loss before income tax	(322)	(15)	(337)
Income tax benefit	(53)	(4)	(57)
Net and comprehensive loss	(269)	(11)	(280)

Balance Sheet as of (affected line items only):

	December 31, 2014
	Previously reported	Adjustments	Restated
	(U.S. dollar in thousands)

Income tax payable	310	(119)	191

Deferred income tax	555	(132)	423

Accrued expenses and accounts payable with respect to Projects	3,568	314	3,882

Progress payments in excess of accumulated costs with respect to projects	4,956	690	5,646

Shareholders' Equity	2,478	(753)	1,725